Retirement Plan (Tables)	12 Months Ended
Sep. 26, 2015
Retirement Plan [Abstract]
Schedule Of Projected Benefit Obligations And Change In Fair Value Of Plan Assets
	Defined Benefit Pension Plans		Retiree Health Plan
	2015	2014	2015	2014
Change in Projected Benefit Obligations (PBO)
PBO at beginning of period	$192	$178	$2	$2
Service cost	1	—	—	—
Interest cost	8	8	—	—
Actuarial loss (gain)	11	15	—	—
Benefit settlements	(9)	—	—	—
Benefits paid	(10)	(9)	—	—
PBO at end of period	$193	$192	$2	$2
Change in Fair Value of Plan Assets
Plan assets at beginning of period	$154	$141	$—	$—
Actual return on plan assets	3	15	—	—
Company contributions	4	7	—	—
Benefit settlements	(9)	—	—	—
Benefits paid	(10)	(9)	—	—
Plan assets at end of period	142	154	—	—
Net amount recognized	$(51)	$(38)	$(2)	$(2)

Weighted Average Assumptions Used To Determine Benefit Obligation And Benefit Cost
	Defined Benefit Pension Plans		Retiree Health Plan
	2015	2014	2015	2014
(Percents)
Weighted-average assumptions:
Discount rate for benefit obligation	4.0	4.0	3.0	2.9
Discount rate for net benefit cost	4.0	4.5	2.9	3.1
Expected return on plan assets for net benefit costs	7.25	8.0	N/A	N/A

Schedule Of Plan Asset Fair Values
Fiscal 2015 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$8	$—	$—	$8
U.S. large cap comingled equity funds	—	37	—	37
U.S. mid cap equity mutual funds	24	—	—	24
U.S. small cap equity mutual funds	2	—	—	2
International equity mutual funds	6	—	—	6
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	21	—	—	21
Corporate bonds	—	31	—	31
Guaranteed investment account	—	—	10	10
Total	$64	$68	$10	$142

Fiscal 2014 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$7	$—	$—	$7
U.S. large cap comingled equity funds	—	47	—	47
U.S. mid cap equity mutual funds	27	—	—	27
U.S. small cap equity mutual funds	6	—	—	6
International equity mutual funds	10	—	—	10
Real estate equity investment funds	3	—	—	3
Corporate bond mutual funds	28	—	—	28
Corporate bonds	—	15	—	15
Guaranteed investment account	—	—	11	11
Total	$81	$62	$11	$154

Schedule Of Expected Benefit Payments
	Defined Benefit Pension Plans	Retiree Health Plan
2016	$10	$—
2017	10	—
2018	10	—
2019	10	—
2020	11	—
2021 − 2025	56	1

Schedule Of Net Pension And Retiree Health Benefit Expense
	2015	2014	2013
Defined Benefit Pension Plans
Service cost	$1	$—	$—
Interest cost	8	8	7
Amortization	1	—	3
Settlement charge	2	—	—
Expected return on plan assets	(12)	(11)	(10)
Net periodic benefit cost	$—	$(3)	$—

Schedule Of Defined Benefit Pension Plan Asset Allocations
	2015	2014
Asset Category
Equity securities and equity-like instruments	51%	60%
Debt securities and debt-like	37	28
Other	12	12
Total	100%	100%